Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2018
Statements of Financial Position:
Noncurrent assets	₱ 542,833	₱ 552,397
Current assets	81,329	73,931
Noncurrent liabilities	263,199	274,589
Current liabilities	247,002	224,274
Equity	113,961	127,465	₱ 119,665	₱ 116,290
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,624	36,158
Carrying value of investments in associates	17,922	17,206			₱ 1,664
Additional Information:
Cash and cash equivalents	25,211	23,907	₱ 40,237	₱ 24,369
Noncurrent financial liabilities	203,459	244,568
PG1 [Member]
Statements of Financial Position:
Noncurrent assets	3,283
Current assets	123
Noncurrent liabilities	3,146
Current liabilities	847
Equity	587
VTI, Bow Arken and Brightshare [Member]
Statements of Financial Position:
Noncurrent assets	77,543	76,925
Current assets	4,617	4,836
Noncurrent liabilities	9,264	9,442
Current liabilities	2,260	2,155
Equity	70,636	70,164
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,584	33,596
Additional Information:
Cash and cash equivalents	2,733	3,183
Current financial liabilities	142	60
Satventures, Inc. [Member]
Statements of Financial Position:
Noncurrent assets	21,910	22,402
Current assets	8,612	7,942
Noncurrent liabilities	2,418	2,304
Current liabilities	11,706	11,440
Equity	16,398	16,600
Carrying value of investments in associates	9,854	9,984
Additional Information:
Cash and cash equivalents	688	749
Current financial liabilities	986	386
Noncurrent financial liabilities	1,148	1,319
VIH [Member]
Statements of Financial Position:
Noncurrent assets	3,514	2,403
Current assets	18,599	10,146
Noncurrent liabilities	252	115
Current liabilities	10,850	5,310
Equity	11,011	7,124
Carrying value of investments in associates	7,959	7,080
Additional Information:
Cash and cash equivalents	6,410	6,597
Current financial liabilities	₱ 10,740	₱ 5,253